Shareholders' equity	9 Months Ended
Sep. 30, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest Text Block Abstract
Shareholders’ equity
19	Shareholders’ equity

19.1	Capital stock and stock rights

The capital stock, fully subscribed and paid-up on September 30, 2022, is R$1,258 (R$788 as of December 31, 2021), represented by 1,348,332,666 common shares (1,346,674,477 as of December 31, 2021), all registered and without par value. According to the Company’s bylaws, the Company’s authorized capital may be increased up to 2 billion common shares.

On February 21, 2022, the Board of Directors approved a capital increase in the amount of R$1, through the issuance of 239,755 common shares.

At the Extraordinary General Meeting held on April 28, 2022, the Company approved, observing the authorized capital limit, a capital increase in the amount R$464 through the capitalization of profit reserves without issuance new shares.

On May 9, 2022, the Board of Directors approved a capital increase in the amount of R$2, through the issuance of 298,919 common shares.

On July 27, 2022, the Board of Directors approved a capital increase in the amount of R$3, through the issuance of 1,119,515 common shares.

The Company’s shareholding structure is as follows:

	As of
	September 30, 2022		December 31, 2021
	Number of shares	Participation	Number of shares with split effect	Participation
Controlling shareholders	558,665,102	41.43%	557,857,105	41.42%
Outstanding shares	789,667,564	58.57%	788,817,372	58.58%
Total	1,348,332,666	100.00%	1,346,674,477	100.00%

19.2	Distribution of dividends and interest on own equity

At the Annual General Meeting (“AGM”) held on April 28, 2022, the shareholders voted to approve the minimum mandatory dividend in the amount of R$224, calculated in accordance with Brazilian Corporate Law and the Company’s bylaws, with respect to the fiscal year ended December 31, 2021. This amount excludes the tax incentive reserve related to the recognition of tax credits for investment subsidy in the total amount of R$709. Of the total dividend amount, R$56 was paid on October 14, 2021 as interest on capital, and the amount of R$168 corresponding to R$0.125038407679398 per common share, was paid on June 27, 2022, the holders of ADSs received the dividend distribution to which they were entitled through the Sendas Depositary.

Sendas Distribuidora S.A.

Notes to the condensed interim financial statements

September 30, 2022

(In millions of Brazilian Reais, unless otherwise stated)

19.3	Expansion Reserve

At the AGM held on April 28, 2022, the constitution of the expansion reserve in the amount of R$631 was approved, against the profit reserve of the year 2021.

19.4	Tax incentive granted

Tax incentives granted by the States are considered investment subsidies, which are deductible for the calculation of income tax and social contributions. Therefore, for the nine-month period ended of September 30, 2022, the Company allocated the amount of R$540 (R$709 on December 31, 2022) to the tax incentive reserve.

As provided for in article 30 of Law 12,973/14, the tax incentive reserve may be used to absorb losses, provided that the other profit reserves have already been fully absorbed, except for the legal reserve, or for capital increase. Within the same legal provision, the tax incentive reserve and the legal reserve are not part of the calculation basis for the minimum mandatory dividend, and the Company must subject it to taxation in case of distribution.

19.5	Share-based payment

19.5.1	Recognized Options Granted

Information relating to the Company’s option plan and compensation plan is summarized below:

		1st	Strike price on the grant	As of September 30, 2022
		exercise	date	Number of shares (in thousands)
Granted series	Grant date	date	(in reais)	Grantees	Exercised	Cancelled	Current
B8	5/31/2021	6/1/2024	0.01	363	(10)	(29)	324
C8	5/31/2021	6/1/2024	13.39	363	(10)	(29)	324
B9	5/31/2022	6/1/2025	0.01	2,163	-	-	2,163
C9	5/31/2022	6/1/2025	12.53	1,924	-	-	1,924
				4,813	(20)	(58)	4,735

Sendas Distribuidora S.A.

Notes to the condensed interim financial statements

September 30, 2022

(In millions of Brazilian Reais, unless otherwise stated)

19.5.2	Consolidated information of Company’s share-based payment plans

According to the plans, the options granted in each of the series may represent a maximum of 2% of the total shares issued by the Company.

The table below shows the maximum percentage of dilution to which current shareholders could eventually be subject to in the event that all options granted are exercised until September 30, 2022:

For the nine-month period ended September 30, 2022
(in thousands)

Number of shares	1,348,332
Balance of effective stock options granted	4,735
Maximum percentage of dilution	0,35%

The fair value of each option granted is estimated on the grant date, by using the options pricing model “Black&Scholes” taking into account the following assumptions for B8, C8, B9 and C9 series: (a) expectation of dividends of 1.28% (series 8) and 1.20% (series 9); (b) expectation of volatility nearly 37.06% (series 8) and 37.29% (series 9); (c) the weighted average interest rate without risk of 7.66% (series 8) and 12.18% (series 9), and (d) exit rate of approximately 8.00% in both series.

The expectation of remaining average life of the series outstanding on September 30, 2022, is 20 months (series 8) and 32 months (series 9). The weighted average fair value of options granted on September 30, 2022, was R$17.21 and R$7.69 (B8 and C8 respectively), and R$15.27 and R$7.35 (B9 and C9 respectively).

	Shares (in thousands)	Weighted average of exercise price (R$)	Weighted average of remaining contractual term
On December 31, 2021	668	6.70	2.42

On September 30, 2022
Granted in the period	4,087	5.90
Exercised during the period	(20)	6.01
Outstanding at period end	4,735	6.01	2.78
Total to be exercised on September 30, 2022	4,735	6.01	2.78

The amount recorded for the nine-month period ended September 30, 2022 was R$9 (R$1 on September 30, 2021).